LONG-TERM DEBT	9 Months Ended
Sep. 30, 2022
Borrowing costs Abstract [Abstract]
Long-Term Debt	Long Term Debt
The following table outlines the terms and amounts of the Company’s debt:

Description	Currency	Nominal Interest Rate	Year of Maturity	September 30, 2022	December 31, 2021
				(in millions)
2018 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.60%	2023	37	75
2019 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.75%	2024	85	84
2019 USD Dresden Equipment Financing	USD	LIBOR + 1.75%	2024	36	36
2020 USD Equipment Financing	USD	LIBOR + 1.90%	2025	59	59
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	12	14
Various	EUR, USD	Various	2024-2026	15	29
Current total				244	297

2019 Tool Equipment Purchase and Lease Financing	USD	LIBOR + 1.75%	2024	42	106
2019 USD Dresden Equipment Financing	USD	LIBOR + 1.75%	2024	126	144
2020 USD Equipment Financing	USD	LIBOR + 1.90%	2025	108	152
USD Term Loan A	USD	LIBOR + 2.90%	2025	649	647
EUR Term Loan A	EUR	EURIBOR + 2.60%	2025	81	94
2019 EUR Dresden Equipment Financing	EUR	EURIBOR + 1.75%	2026	361	423
2021 SGD EDB Loan	SGD	1.40%	2041	579	90
Various	EUR, USD	Various	2024-2027	26	60
Noncurrent total				1,972	1,716
Total				$2,216	$2,013
The following table summarizes unutilized credit facilities available to the Company to maintain liquidity necessary to fund operations:

(in millions)	September 30, 2022	December 31, 2021

Citibank Revolving Credit Facility	1,012	1,010
SGD EDB Loan	$353	$1,029
Societe Generale Singapore Revolving Credit Facility(1)	—	27
Societe Generale Singapore Factoring	26	75
Other(1)	4	4
Total	$1,395	$2,145

(1) subject to lender approval before draw-down or being usable.